Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value measurement [Abstract]
Non-financial assets	$ 3,781,084	$ 4,124,212	$ 11,923,301
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	2,167,826	2,544,881
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	782,673	1,118,250	$ 8,028,276
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	238,901	242,204
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,146,252	$ 1,184,427